                                  . Allmerica Select Resource
[Graphics]
                                  . Allmerica Select Resource II

                                  . Allmerica Select Charter

                                  . Allmerica Select Reward

                                  . Allmerica Select Acclaim


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                                     [LOGO]
                                   ALLMERICA
                                  FINANCIAL(R)

                                 Annual Report

                               DECEMBER 31, 2002

                              GENERAL INFORMATION



OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

Mark A. Hug, President and CEO
Edward J. Parry III, Vice President and CFO
J. Kendall Huber, Vice President and General Counsel
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Basic Value Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Capital Development Fund
  AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Small Cap Value Portfolio
  AllianceBernstein Value Portfolio
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio
  Alliance Technology Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America Inc.
   875 Third Avenue, New York, NY 10022
     Select Emerging Markets Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   TCW Investment Management Company
   865 South Figueroa Street, Los Angeles, CA 90017
     Select Strategic Growth Fund

   UBS Global Asset Management (Americas) Inc.
   209 South LaSalle Street, Chicago, IL 60604
     Core Equity Fund (Co-Sub-Adviser)

   Western Asset Management Company
   117 E. Colorado Blvd., Pasadena, CA 91105
   Western Asset Management Company Limited
   155 Bishopgate, London, UK EC2M3TY
     Select Strategic Income Fund

INVESTMENT ADVISERS (CONTINUED)
Deutsche Asset Management Inc.
280 Park Avenue, New York, NY 10017
  Deutsche VIT EAFE Equity Index Fund
  Deutsche VIT Small Cap Index Fund

Deutsche Investment Management Americas Inc.
345 Park Avenue, New York, NY 10154
  Scudder Technology Growth Portfolio
  SVS Dreman Financial Services Portfolio

Eaton Vance Management
255 State Street, Boston, MA 02109
  Eaton Vance VT Floating-Rate Income Fund
  Eaton Vance VT Worldwide Health Sciences Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Growth & Income Portfolio
  Fidelity VIP III Mid Cap Portfolio
  Fidelity VIP III Value Strategies Portfolio

Franklin Advisers, Inc.
One Franklin Parkway, San Mateo, CA 94403
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund

                              GENERAL INFORMATION

Franklin Advisory Services, LLC
One Parker Plaza, Fort Lee, NJ 07024
  FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway, Short Hills, NJ 07078
  FT VIP Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Dynamics Fund
  INVESCO VIF-Health Sciences Fund

Janus Capital Management LLC
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Growth Portfolio
  Janus Aspen Growth and Income Portfolio
  Janus Aspen International Growth Portfolio

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Mid Cap Growth Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Utilities Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer High Income Fund/VA
  Oppenheimer Main Street Growth & Income Fund/VA
  Oppenheimer Multiple Strategies Fund/VA

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Fund VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

Templeton Investment Counsel, LLC
Broward Financial Centre, Fort Lauderdale, FL 33394
  FT VIP Templeton Foreign Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select
Resource/Resource II sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge               With Surrender Charge
                                                                     and Contract Fee                   and Contract Fee*
                                                                             10 Years                            10 Years
                                              Sub-                 10 Years   or Life                  10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85    5/1/02  -24.49% -3.69%    5.13%   -18.59%  -28.91%  -4.21%    5.13%   -23.36%
AIT Equity Index Fund           9/28/90   10/6/00  -23.31% -2.15%    7.40%   -19.06%  -27.80%  -2.69%    7.40%   -20.72%
AIT Government Bond Fund        8/26/91    5/1/02    7.76%  5.42%    4.96%     6.82%    1.45%   4.93%    4.96%     0.57%
AIT Money Market Fund           4/29/85   10/8/92    0.24%  3.13%    3.20%     3.20%   -5.71%   2.50%    3.08%     3.08%
AIT Select Aggressive Growth
  Fund                          8/21/92    9/8/92  -29.86% -9.68%    2.00%     2.00%  -34.22% -10.49%    1.75%     1.75%
AIT Select Capital
  Appreciation Fund             4/28/95   4/28/95  -22.70%  1.96%    8.28%     8.29%  -27.41%   1.23%    8.15%     8.16%
AIT Select Emerging Markets
  Fund                          2/20/98   2/20/98  -11.92%    N/A   -9.38%    -9.38%  -17.15%     N/A   -9.97%    -9.97%
AIT Select Growth Fund          8/21/92    9/8/92  -28.61% -5.99%    3.35%     3.35%  -33.11%  -6.81%    3.09%     3.09%
AIT Select Growth and Income
  Fund                          8/21/92    9/8/92  -26.35% -5.45%    4.26%     4.26%  -30.94%  -6.27%    4.02%     4.02%
AIT Select International
  Equity Fund                    5/2/94    5/3/94  -20.50% -3.81%    1.66%     1.66%  -25.39%  -4.59%    1.41%     1.41%
AIT Select Investment Grade
  Income Fund                   4/29/85    9/8/92    6.62%  4.95%    5.16%     5.16%    0.21%   4.25%    4.96%     4.96%
AIT Select Strategic Growth
  Fund                          2/20/98   2/20/98  -47.13%    N/A  -24.67%   -24.67%  -50.30%     N/A  -25.21%   -25.21%
AIT Select Strategic Income
  Fund                           7/3/00   10/6/00    7.39%    N/A    7.19%     7.69%    1.10%     N/A    5.35%     5.61%
AIT Select Value Opportunity
  Fund                          4/30/93   2/20/98  -17.49%  2.75%    8.64%     1.89%  -22.43%   2.14%    8.62%     1.22%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                           5/1/98   10/6/00  -23.75%    N/A   -4.99%   -26.80%  -28.22%     N/A   -5.55%   -28.30%
AIM V.I. Blue Chip Fund        12/29/99   10/6/00  -27.20%    N/A  -20.42%   -26.08%  -31.46%     N/A  -21.39%   -27.60%
AIM V.I. Premier Equity Fund     5/5/93   10/6/00  -31.24% -3.55%    6.35%   -23.13%  -35.27%  -4.08%    6.35%   -24.72%
AIM V.I. Basic Value Fund
  (Series II Shares)            9/10/01    5/1/02  -23.50%    N/A  -17.22%   -24.18%  -27.98%     N/A  -20.67%   -28.62%
AIM V.I. Capital Development
  Fund (Series II Shares)        5/1/98    5/1/02  -22.72%    N/A   -2.88%   -25.88%  -27.25%     N/A   -3.45%   -30.22%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income
  Portfolio                     1/14/91   10/6/00  -23.35%  2.02%    9.42%   -10.39%  -27.86%   1.46%    9.41%   -12.25%
Alliance Premier Growth
  Portfolio                     6/26/92   2/23/01  -31.81% -2.89%    7.54%   -23.76%  -35.61%  -3.42%    7.54%   -25.87%
Alliance Technology Portfolio   1/11/96    5/1/02  -42.65% -1.93%    0.46%   -32.24%  -46.00%  -2.47%    0.33%   -36.21%
AllianceBernstein Small Cap
  Value Portfolio                5/1/01    5/1/02   -7.75%    N/A    1.20%   -17.36%  -13.15%     N/A   -2.11%   -22.20%
AllianceBernstein Value
  Portfolio                      5/1/01    5/1/02  -14.25%    N/A   -9.02%   -15.86%  -19.27%     N/A  -12.00%   -20.78%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Resource/Resource II sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select
Resource/Resource II sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity
  Index Fund                    8/22/97   10/6/00  -22.70% -6.57%   -7.42%   -23.20%  -27.22% -7.08%   -7.73%   -24.77%
Deutsche VIT Small Cap Index
  Fund                          8/22/97   10/6/00  -21.70% -3.11%   -2.09%   -10.77%  -26.28% -3.64%   -2.42%   -12.60%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                    5/1/01    5/1/01   -1.10%    N/A   -0.45%    -0.45%   -6.88%    N/A   -3.71%    -3.71%
Eaton Vance VT Worldwide
  Health Sciences Fund           5/1/01    5/1/01  -30.81%    N/A  -12.84%   -12.84%  -34.86%    N/A  -15.70%   -15.70%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                     10/9/86    5/1/95  -18.11% -1.09%    8.26%     6.37%  -23.13% -1.85%    8.14%     6.22%
Fidelity VIP Growth Portfolio   10/9/86    5/1/95  -31.08% -1.75%    6.93%     5.95%  -35.36% -2.47%    6.81%     5.81%
Fidelity VIP High Income
  Portfolio                     9/19/85    5/1/95    2.00% -7.35%    2.02%    -0.31%   -4.13% -8.07%    1.88%    -0.47%
Fidelity VIP II Contrafund
  Portfolio                      1/3/95   10/6/00  -10.62%  2.27%   10.72%   -12.24%  -15.85%  1.71%   10.72%   -14.03%
Fidelity VIP III Growth &
  Income Portfolio             12/31/96   10/6/00  -17.78% -0.66%    3.49%   -13.57%  -22.60% -1.20%    3.21%   -15.34%
Fidelity VIP III Mid Cap
  Portfolio                    12/28/98   10/6/00  -11.08%    N/A   14.08%    -5.21%  -16.30%    N/A   13.56%    -7.16%
Fidelity VIP III Value
  Strategies Portfolio          2/20/02    5/1/02      N/A    N/A  -21.46%   -25.14%      N/A    N/A  -26.05%   -29.52%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund         5/1/96    5/1/02  -26.45%  0.47%    4.47%   -18.07%  -30.75% -0.07%    4.36%   -22.86%
FT VIP Franklin Small Cap Fund  11/1/95   10/6/00  -29.68% -1.35%    4.86%   -26.23%  -33.80% -1.89%    4.86%   -27.75%
FT VIP Franklin Small Cap
  Value Securities Fund          5/1/98    5/1/02  -10.53%    N/A   -0.97%   -20.61%  -15.76%    N/A   -1.55%   -25.26%
FT VIP Mutual Shares
  Securities Fund               11/8/96   10/6/00  -13.05%  2.53%    5.12%    -1.16%  -18.15%  1.98%    4.99%    -3.19%
FT VIP Templeton Foreign
  Securities Fund                5/1/92    5/1/02  -19.69% -3.49%    6.27%   -21.53%  -24.39% -4.02%    6.27%   -26.12%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund       8/25/97   10/6/00  -32.85% -4.77%   -3.95%   -34.96%  -36.79% -5.29%   -4.28%   -36.30%
INVESCO VIF Health Sciences
  Fund                          5/22/97   10/6/00  -25.51%  3.79%    5.05%   -16.84%  -29.88%  3.26%    4.76%   -18.55%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Resource/Resource II sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select
Resource/Resource II sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth
  Portfolio                     9/13/93   10/6/00  -29.13% -3.72%    5.49%   -40.42%  -33.27% -4.25%    5.49%   -41.64%
Janus Aspen Growth Portfolio    9/13/93   10/6/00  -27.75% -2.51%    5.09%   -29.75%  -31.98% -3.04%    5.09%   -31.19%
Janus Aspen Growth and Income
  Portfolio                      5/1/98   10/6/00  -22.87%    N/A    2.58%   -20.40%  -27.38%    N/A    1.99%   -22.03%
Janus Aspen International
  Growth Portfolio               5/2/94   10/6/00  -26.80% -1.65%    6.52%   -27.75%  -31.09% -2.19%    6.52%   -29.23%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series        5/1/00    5/1/02  -44.14%    N/A  -26.70%   -29.00%  -47.41%    N/A  -27.96%   -33.15%
MFS New Discovery Series         5/1/98    5/1/02  -32.80%    N/A    0.92%   -25.28%  -36.73%    N/A    0.33%   -29.65%
MFS Total Return Series          1/3/95    5/1/02   -6.73%  3.30%    8.92%    -8.21%  -12.18%  2.77%    8.92%   -13.58%
MFS Utilities Series             1/3/95    5/1/02  -24.01% -2.26%    7.45%   -16.32%  -28.45% -2.79%    7.45%   -21.21%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85    5/1/02  -28.04%  0.65%    8.37%   -21.48%  -32.25%  0.10%    8.37%   -26.08%
Oppenheimer Global Securities
  Fund/VA                      11/12/90    5/1/02  -23.48%  3.68%   10.09%   -23.02%  -27.96%  3.16%   10.09%   -27.52%
Oppenheimer High Income
  Fund/VA                       4/30/86    5/1/02   -3.99% -1.58%    4.95%    -5.36%   -9.61% -2.12%    4.95%   -10.90%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95    5/1/02  -20.15% -4.82%    6.42%   -19.51%  -24.82% -5.34%    6.42%   -24.22%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87    5/1/02  -11.88%  1.38%    6.31%   -10.29%  -17.04%  0.83%    6.31%   -15.54%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio     10/31/97    5/1/01  -20.38% -0.35%    0.65%   -18.17%  -25.04% -2.25%   -1.02%   -20.85%
Pioneer Real Estate Shares
  VCT Portfolio                  3/1/95    5/1/01    0.84%  0.52%    8.42%     4.97%   -5.06% -0.03%    8.42%     1.53%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                      5/3/99   10/6/00  -36.42%    N/A  -13.94%   -40.95%  -40.15%    N/A  -14.80%   -42.16%
SVS Dreman Financial Services
  Portfolio                      5/4/98   10/6/00   -9.79%    N/A   -0.83%    -2.87%  -15.08%    N/A   -1.42%    -4.85%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio               3/31/94    5/1/95  -19.44% -5.55%   -0.53%    -1.09%  -24.29% -6.21%   -0.66%    -1.21%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Resource/Resource II sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


ALLMERICA SELECT RESOURCE/RESOURCE II (FAFLIC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select
Resource/Resource II sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge               With Surrender Charge
                                                                     and Contract Fee                   and Contract Fee*
                                                                             10 Years                            10 Years
                                              Sub-                 10 Years   or Life                  10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85    5/1/02  -24.49% -3.69%    5.13%   -18.59%  -28.91%  -4.21%    5.13%   -23.36%
AIT Equity Index Fund           9/28/90   2/23/01  -23.31% -2.15%    7.40%   -17.23%  -27.80%  -2.69%    7.40%   -19.68%
AIT Government Bond Fund        8/26/91    5/1/02    7.76%  5.42%    4.96%     6.82%    1.45%   4.93%    4.96%     0.57%
AIT Money Market Fund           4/29/85   10/8/92    0.24%  3.13%    3.20%     3.43%   -5.73%   2.48%    3.05%     3.30%
AIT Select Aggressive Growth
  Fund                          8/21/92   4/21/94  -29.86% -9.68%    2.00%     0.82%  -34.25% -10.48%    1.77%     0.58%
AIT Select Capital
  Appreciation Fund             4/28/95   4/28/95  -22.70%  1.96%    8.28%     8.28%  -27.42%   1.24%    8.16%     8.16%
AIT Select Emerging Markets
  Fund                          2/20/98   2/20/98  -11.92%    N/A   -9.38%    -9.38%  -17.17%     N/A   -9.99%    -9.99%
AIT Select Growth Fund          8/21/92   4/21/94  -28.61% -5.99%    3.32%     4.63%  -33.13%  -6.80%    3.07%     4.41%
AIT Select Growth and Income
  Fund                          8/21/92   4/20/94  -26.35% -5.45%    4.26%     4.33%  -30.98%  -6.29%    4.01%     4.09%
AIT Select International
  Equity Fund                    5/2/94    5/3/94  -20.50% -3.81%    1.66%     1.66%  -25.41%  -4.59%    1.40%     1.41%
AIT Select Investment Grade
  Income Fund                   4/29/85   4/20/94    6.62%  4.95%    5.16%     5.56%    0.16%   4.21%    4.93%     5.33%
AIT Select Strategic Growth
  Fund                          2/20/98   2/20/98  -47.13%    N/A  -24.67%   -24.67%  -50.33%     N/A  -25.25%   -25.25%
AIT Select Strategic Income
  Fund                           7/3/00   2/23/01    7.40%    N/A    7.19%     6.40%    1.10%     N/A    5.36%     3.28%
AIT Select Value Opportunity
  Fund                          4/30/93   2/20/98  -17.49%  2.75%    8.64%     1.89%  -22.45%   2.13%    8.61%     1.21%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                           5/1/98   2/23/01  -23.75%    N/A   -4.99%   -21.53%  -28.21%     N/A   -5.55%   -23.85%
AIM V.I. Blue Chip Fund        12/29/99   2/23/01  -27.20%    N/A  -20.42%   -22.65%  -31.46%     N/A  -21.39%   -24.94%
AIM V.I. Premier Equity Fund     5/5/93   2/23/01  -31.24% -3.54%    6.35%   -22.78%  -35.27%  -4.07%    6.35%   -25.07%
AIM V.I. Basic Value Fund
  (Series II Shares)            9/10/01    5/1/02  -23.50%    N/A  -17.22%   -24.18%  -27.98%     N/A  -20.67%   -28.62%
AIM V.I. Capital Development
  Fund (Series II Shares)        5/1/98    5/1/02  -22.73%    N/A   -2.88%   -25.89%  -27.25%     N/A   -3.45%   -30.22%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income
  Portfolio                     1/14/91   2/23/01  -23.36%  2.02%    9.42%   -14.25%  -27.85%   1.45%    9.41%   -16.80%
Alliance Premier Growth
  Portfolio                     6/26/92   2/23/01  -31.82% -2.89%    7.54%   -23.76%  -35.81%  -3.42%    7.54%   -26.02%
Alliance Technology Portfolio   1/11/96    5/1/02  -42.66% -1.94%    0.45%   -32.25%  -46.01%  -2.47%    0.32%   -36.22%
AllianceBernstein Small Cap
  Value Portfolio                5/1/01    5/1/02   -7.75%    N/A    1.20%   -17.36%  -13.15%     N/A   -2.11%   -22.20%
AllianceBernstein Value
  Portfolio                      5/1/01    5/1/02  -14.25%    N/A   -9.02%   -15.86%  -19.27%     N/A  -11.99%   -20.78%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Resource/Resource II sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select
Resource/Resource II sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity
  Index Fund                    8/22/97   2/23/01  -22.70% -6.57%   -7.42%   -21.95%  -27.22% -7.08%   -7.73%   -24.26%
Deutsche VIT Small Cap Index
  Fund                          8/22/97   2/23/01  -21.70% -3.10%   -2.09%   -11.36%  -26.28% -3.63%   -2.42%   -13.98%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                    5/1/01    5/1/01   -1.10%    N/A   -0.45%    -0.45%   -6.88%    N/A   -3.71%    -3.71%
Eaton Vance VT Worldwide
  Health Sciences Fund           5/1/01    5/1/01  -30.81%    N/A  -12.84%   -12.84%  -34.86%    N/A  -15.70%   -15.70%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                     10/9/86    5/1/95  -18.11% -1.09%    8.26%     6.37%  -23.16% -1.85%    8.15%     6.22%
Fidelity VIP Growth Portfolio   10/9/86    5/1/95  -31.08% -1.75%    6.93%     5.95%  -35.39% -2.47%    6.82%     5.82%
Fidelity VIP High Income
  Portfolio                     9/19/85    5/1/95    1.99% -7.35%    2.02%    -0.31%   -4.17% -8.11%    1.86%    -0.50%
Fidelity VIP II Contrafund
  Portfolio                      1/3/95   2/23/01  -10.62%  2.27%   10.72%    -8.51%  -15.85%  1.71%   10.72%   -11.22%
Fidelity VIP III Growth &
  Income Portfolio             12/31/96   2/23/01  -17.78% -0.66%    3.49%   -12.22%  -22.59% -1.20%    3.21%   -14.81%
Fidelity VIP III Mid Cap
  Portfolio                    12/28/98   2/23/01  -11.08%    N/A   14.08%    -4.36%  -16.29%    N/A   13.57%    -7.19%
Fidelity VIP III Value
  Strategies Portfolio          2/20/02    5/1/02      N/A    N/A  -21.46%   -25.14%      N/A    N/A  -26.05%   -29.52%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund         5/1/96    5/1/02  -26.45%  0.47%    4.47%   -18.06%  -30.75% -0.07%    4.36%   -22.86%
FT VIP Franklin Small Cap Fund  11/1/95   2/23/01  -29.68% -1.35%    4.86%   -20.93%  -33.80% -1.89%    4.86%   -23.28%
FT VIP Franklin Small Cap
  Value Securities Fund          5/1/98    5/1/02  -10.53%    N/A   -0.98%   -20.62%  -15.77%    N/A   -1.56%   -25.27%
FT VIP Mutual Shares
  Securities Fund               11/8/96   2/23/01  -13.05%  2.53%    5.12%    -6.43%  -18.14%  1.98%    4.99%    -9.20%
FT VIP Templeton Foreign
  Securities Fund                5/1/92    5/1/02  -19.70% -3.49%    6.27%   -21.54%  -24.39% -4.02%    6.27%   -26.13%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund       8/25/97   2/23/01  -32.85% -4.77%   -3.96%   -29.52%  -36.78% -5.30%   -4.29%   -31.60%
INVESCO VIF Health Sciences
  Fund                          5/22/97   2/23/01  -25.51%  3.79%    5.05%   -15.12%  -29.87%  3.26%    4.76%   -17.64%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Resource/Resource II sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT RESOURCE/RESOURCE II (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select
Resource/Resource II sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth
  Portfolio                     9/13/93   2/23/01  -29.12% -3.72%    5.49%   -31.37%  -33.27% -4.25%    5.49%   -33.39%
Janus Aspen Growth Portfolio    9/13/93   2/23/01  -27.75% -2.51%    5.09%   -25.59%  -31.98% -3.04%    5.09%   -27.79%
Janus Aspen Growth and Income
  Portfolio                      5/1/98   2/23/01  -22.87%    N/A    2.59%   -17.48%  -27.38%    N/A    1.99%   -19.92%
Janus Aspen International
  Growth Portfolio               5/2/94   2/23/01  -26.80% -1.64%    6.53%   -23.89%  -31.08% -2.18%    6.53%   -26.14%

MFS Variable Insurance Trust (Service
Class)
MFS Mid Cap Growth Series        5/1/00    5/1/02  -44.14%    N/A  -26.70%   -29.00%  -47.41%    N/A  -27.96%   -33.15%
MFS New Discovery Series         5/1/98    5/1/02  -32.79%    N/A    0.92%   -25.28%  -36.72%    N/A    0.33%   -29.65%
MFS Total Return Series          1/3/95    5/1/02   -6.73%  3.30%    8.92%    -8.21%  -12.18%  2.77%    8.92%   -13.58%
MFS Utilities Series             1/3/95    5/1/02  -24.00% -2.25%    7.45%   -16.30%  -28.44% -2.79%    7.45%   -21.20%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85    5/1/02  -28.04%  0.65%    8.37%   -21.49%  -32.25%  0.10%    8.37%   -26.08%
Oppenheimer Global Securities
  Fund/VA                      11/12/90    5/1/02  -23.48%  3.68%   10.09%   -23.02%  -27.96%  3.16%   10.09%   -27.52%
Oppenheimer High Income
  Fund/VA                       4/30/86    5/1/02   -3.99% -1.58%    4.95%    -5.36%   -9.61% -2.12%    4.95%   -10.90%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95    5/1/02  -20.15% -4.82%    6.42%   -19.51%  -24.82% -5.34%    6.42%   -24.22%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87    5/1/02  -11.88%  1.38%    6.31%   -10.29%  -17.04%  0.83%    6.31%   -15.54%

Pioneer Variable Contracts Trust (Class
II)
Pioneer Fund VCT Portfolio     10/31/97    5/1/01  -20.38% -0.35%    0.64%   -18.17%  -25.04% -2.25%   -1.02%   -20.85%
Pioneer Real Estate Shares
  VCT Portfolio                  3/1/95    5/1/01    0.84%  0.52%    8.42%     4.97%   -5.06% -0.03%    8.42%     1.53%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                      5/3/99   2/23/01  -36.43%    N/A  -13.94%   -31.93%  -40.15%    N/A  -14.79%   -33.94%
SVS Dreman Financial Services
  Portfolio                      5/4/98   2/23/01   -9.79%    N/A   -0.83%    -5.03%  -15.07%    N/A   -1.41%    -7.84%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio               3/31/94    5/1/95  -19.44% -5.55%   -0.54%    -1.09%  -24.32% -6.21%   -0.66%    -1.22%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Resource/Resource II sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85    5/1/02  -24.49% -3.69%    5.13%   -18.59%  -24.49% -3.69%    5.13%   -18.59%
AIT Equity Index Fund           9/28/90   10/6/00  -23.31% -2.15%    7.40%   -19.06%  -23.33% -2.16%    7.40%   -19.09%
AIT Government Bond Fund        8/26/91    5/1/02    7.76%  5.42%    4.96%     6.82%    7.75%  5.42%    4.96%     6.82%
AIT Money Market Fund           4/29/85   10/8/92    0.24%  3.13%    3.20%     3.20%    0.12%  2.97%    3.01%     3.01%
AIT Select Aggressive Growth
  Fund                          8/21/92    9/8/92  -29.86% -9.68%    2.00%     2.00%  -30.06% -9.92%    1.85%     1.85%
AIT Select Capital
  Appreciation Fund             4/28/95   4/28/95  -22.70%  1.96%    8.28%     8.29%  -22.90%  1.76%    8.13%     8.14%
AIT Select Emerging Markets
  Fund                          2/20/98   2/20/98  -11.92%    N/A   -9.38%    -9.38%  -12.08%    N/A   -9.61%    -9.61%
AIT Select Growth Fund          8/21/92    9/8/92  -28.61% -5.99%    3.35%     3.35%  -28.89% -6.23%    3.18%     3.18%
AIT Select Growth and Income
  Fund                          8/21/92    9/8/92  -26.35% -5.45%    4.26%     4.26%  -26.59% -5.69%    4.10%     4.10%
AIT Select International
  Equity Fund                    5/2/94    5/3/94  -20.50% -3.81%    1.66%     1.66%  -20.71% -4.02%    1.47%     1.47%
AIT Select Investment Grade
  Income Fund                   4/29/85    9/8/92    6.62%  4.95%    5.16%     5.16%    6.41%  4.75%    4.97%     4.97%
AIT Select Strategic Growth
  Fund                          2/20/98   2/20/98  -47.13%    N/A  -24.67%   -24.67%  -47.28%    N/A  -24.93%   -24.93%
AIT Select Strategic Income
  Fund                           7/3/00   10/6/00    7.39%    N/A    7.19%     7.69%    7.35%    N/A    7.15%     7.64%
AIT Select Value Opportunity
  Fund                          4/30/93   2/20/98  -17.49%  2.75%    8.64%     1.89%  -17.70%  2.54%    8.49%     1.66%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                           5/1/98   10/6/00  -23.75%    N/A   -4.99%   -26.80%  -23.78%    N/A   -5.01%   -26.85%
AIM V.I. Blue Chip Fund        12/29/99   10/6/00  -27.20%    N/A  -20.42%   -26.08%  -27.21%    N/A  -20.44%   -26.11%
AIM V.I. Premier Equity Fund     5/5/93   10/6/00  -31.24% -3.55%    6.35%   -23.13%  -31.28% -3.56%    6.34%   -23.19%
AIM V.I. Basic Value Fund
  (Series II Shares)            9/10/01    5/1/02  -23.50%    N/A  -17.22%   -24.18%  -23.50%    N/A  -17.22%   -24.18%
AIM V.I. Capital Development
  Fund (Series II Shares)        5/1/98    5/1/02  -22.72%    N/A   -2.88%   -25.88%  -22.72%    N/A   -2.88%   -25.89%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income
  Portfolio                     1/14/91   10/6/00  -23.35%  2.02%    9.42%   -10.39%  -23.44%  2.00%    9.41%   -10.50%
Alliance Premier Growth
  Portfolio                     6/26/92   2/23/01  -31.81% -2.89%    7.54%   -23.76%  -31.86% -2.91%    7.54%   -23.82%
Alliance Technology Portfolio   1/11/96    5/1/02  -42.65% -1.93%    0.46%   -32.24%  -42.65% -1.93%    0.46%   -32.24%
AllianceBernstein Small Cap
  Value Portfolio                5/1/01    5/1/02   -7.75%    N/A    1.20%   -17.36%   -7.75%    N/A    1.20%   -17.36%
AllianceBernstein Value
  Portfolio                      5/1/01    5/1/02  -14.25%    N/A   -9.02%   -15.86%  -14.25%    N/A   -9.02%   -15.86%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Charter sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity
  Index Fund                    8/22/97   10/6/00  -22.70% -6.57%   -7.42%   -23.20%  -22.70% -6.57%   -7.42%   -23.21%
Deutsche VIT Small Cap Index
  Fund                          8/22/97   10/6/00  -21.70% -3.11%   -2.09%   -10.77%  -21.70% -3.11%   -2.09%   -10.78%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                    5/1/01    5/1/01   -1.10%    N/A   -0.45%    -0.45%   -1.11%    N/A   -0.46%    -0.46%
Eaton Vance VT Worldwide
  Health Sciences Fund           5/1/01    5/1/01  -30.81%    N/A  -12.84%   -12.84%  -30.82%    N/A  -12.85%   -12.85%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                     10/9/86    5/1/95  -18.11% -1.09%    8.26%     6.37%  -18.36% -1.32%    8.12%     6.20%
Fidelity VIP Growth Portfolio   10/9/86    5/1/95  -31.08% -1.75%    6.93%     5.95%  -31.35% -1.96%    6.78%     5.79%
Fidelity VIP High Income
  Portfolio                     9/19/85    5/1/95    2.00% -7.35%    2.02%    -0.31%    1.82% -7.59%    1.85%    -0.49%
Fidelity VIP II Contrafund
  Portfolio                      1/3/95   10/6/00  -10.62%  2.27%   10.72%   -12.24%  -10.64%  2.26%   10.71%   -12.26%
Fidelity VIP III Growth &
  Income Portfolio             12/31/96   10/6/00  -17.78% -0.66%    3.49%   -13.57%  -17.80% -0.66%    3.49%   -13.59%
Fidelity VIP III Mid Cap
  Portfolio                    12/28/98   10/6/00  -11.08%    N/A   14.08%    -5.21%  -11.12%    N/A   14.06%    -5.26%
Fidelity VIP III Value
  Strategies Portfolio          2/20/02    5/1/02      N/A    N/A  -21.46%   -25.14%      N/A    N/A  -21.46%   -25.14%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund         5/1/96    5/1/02  -26.45%  0.47%    4.47%   -18.07%  -26.45%  0.47%    4.47%   -18.07%
FT VIP Franklin Small Cap Fund  11/1/95   10/6/00  -29.68% -1.35%    4.86%   -26.23%  -29.70% -1.36%    4.86%   -26.26%
FT VIP Franklin Small Cap
  Value Securities Fund          5/1/98    5/1/02  -10.53%    N/A   -0.97%   -20.61%  -10.53%    N/A   -0.98%   -20.61%
FT VIP Mutual Shares
  Securities Fund               11/8/96   10/6/00  -13.05%  2.53%    5.12%    -1.16%  -13.10%  2.52%    5.10%    -1.22%
FT VIP Templeton Foreign
  Securities Fund                5/1/92    5/1/02  -19.69% -3.49%    6.27%   -21.53%  -19.69% -3.49%    6.27%   -21.53%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund       8/25/97   10/6/00  -32.85% -4.77%   -3.95%   -34.96%  -32.87% -4.78%   -3.96%   -35.00%
INVESCO VIF Health Sciences
  Fund                          5/22/97   10/6/00  -25.51%  3.79%    5.05%   -16.84%  -25.52%  3.78%    5.04%   -16.86%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Charter sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth
  Portfolio                     9/13/93   10/6/00  -29.13% -3.72%    5.49%   -40.42%  -29.13% -3.73%    5.49%   -40.43%
Janus Aspen Growth Portfolio    9/13/93   10/6/00  -27.75% -2.51%    5.09%   -29.75%  -27.77% -2.52%    5.09%   -29.78%
Janus Aspen Growth and Income
  Portfolio                      5/1/98   10/6/00  -22.87%    N/A    2.58%   -20.40%  -22.88%    N/A    2.58%   -20.42%
Janus Aspen International
  Growth Portfolio               5/2/94   10/6/00  -26.80% -1.65%    6.52%   -27.75%  -26.81% -1.66%    6.52%   -27.76%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series        5/1/00    5/1/02  -44.14%    N/A  -26.70%   -29.00%  -44.14%    N/A  -26.70%   -29.00%
MFS New Discovery Series         5/1/98    5/1/02  -32.80%    N/A    0.92%   -25.28%  -32.80%    N/A    0.92%   -25.28%
MFS Total Return Series          1/3/95    5/1/02   -6.73%  3.30%    8.92%    -8.21%   -6.73%  3.30%    8.92%    -8.21%
MFS Utilities Series             1/3/95    5/1/02  -24.01% -2.26%    7.45%   -16.32%  -24.01% -2.26%    7.45%   -16.32%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85    5/1/02  -28.04%  0.65%    8.37%   -21.48%  -28.04%  0.65%    8.37%   -21.48%
Oppenheimer Global Securities
  Fund/VA                      11/12/90    5/1/02  -23.48%  3.68%   10.09%   -23.02%  -23.48%  3.68%   10.09%   -23.02%
Oppenheimer High Income
  Fund/VA                       4/30/86    5/1/02   -3.99% -1.58%    4.95%    -5.36%   -3.99% -1.58%    4.95%    -5.36%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95    5/1/02  -20.15% -4.82%    6.42%   -19.51%  -20.15% -4.82%    6.42%   -19.51%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87    5/1/02  -11.88%  1.38%    6.31%   -10.29%  -11.88%  1.38%    6.31%   -10.29%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio     10/31/97    5/1/01  -20.38% -0.35%    0.65%   -18.17%  -20.39% -1.95%   -0.90%   -18.18%
Pioneer Real Estate Shares
  VCT Portfolio                  3/1/95    5/1/01    0.84%  0.52%    8.42%     4.97%    0.82%  0.51%    8.42%     4.95%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                      5/3/99   10/6/00  -36.42%    N/A  -13.94%   -40.95%  -36.43%    N/A  -13.94%   -40.97%
SVS Dreman Financial Services
  Portfolio                      5/4/98   10/6/00   -9.79%    N/A   -0.83%    -2.87%   -9.80%    N/A   -0.84%    -2.88%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio               3/31/94    5/1/95  -19.44% -5.55%   -0.53%    -1.09%  -19.63% -5.75%   -0.72%    -1.27%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Charter sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


ALLMERICA SELECT CHARTER (FAFLIC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85    5/1/02  -24.49% -3.69%    5.13%   -18.59%  -24.51% -3.69%    5.13%   -18.61%
AIT Equity Index Fund           9/28/90   2/23/01  -23.31% -2.15%    7.40%   -17.23%  -23.39% -2.18%    7.40%   -17.32%
AIT Government Bond Fund        8/26/91    5/1/02    7.76%  5.42%    4.96%     6.82%    7.74%  5.42%    4.96%     6.81%
AIT Money Market Fund           4/29/85   10/8/92    0.24%  3.13%    3.20%     3.43%    0.10%  2.97%    3.03%     3.26%
AIT Select Aggressive Growth
  Fund                          8/21/92   4/21/94  -29.86% -9.68%    2.00%     0.82%  -29.88% -9.80%    1.89%     0.72%
AIT Select Capital
  Appreciation Fund             4/28/95   4/28/95  -22.70%  1.96%    8.28%     8.28%  -22.74%  1.84%    8.18%     8.18%
AIT Select Emerging Markets
  Fund                          2/20/98   2/20/98  -11.92%    N/A   -9.38%    -9.38%  -11.95%    N/A   -9.50%    -9.50%
AIT Select Growth Fund          8/21/92   4/21/94  -28.61% -5.99%    3.32%     4.63%  -28.69% -6.11%    3.20%     4.53%
AIT Select Growth and Income
  Fund                          8/21/92   4/20/94  -26.35% -5.45%    4.26%     4.33%  -26.39% -5.57%    4.14%     4.23%
AIT Select International
  Equity Fund                    5/2/94    5/3/94  -20.50% -3.81%    1.66%     1.66%  -20.56% -3.93%    1.48%     1.48%
AIT Select Investment Grade
  Income Fund                   4/29/85   4/20/94    6.62%  4.95%    5.16%     5.56%    6.48%  4.78%    5.00%     5.40%
AIT Select Strategic Growth
  Fund                          2/20/98   2/20/98  -47.13%    N/A  -24.67%   -24.67%  -47.16%    N/A  -24.78%   -24.78%
AIT Select Strategic Income
  Fund                           7/3/00   2/23/01    7.40%    N/A    7.19%     6.40%    7.26%    N/A    7.07%     6.26%
AIT Select Value Opportunity
  Fund                          4/30/93   2/20/98  -17.49%  2.75%    8.64%     1.89%  -17.59%  2.59%    8.52%     1.73%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                           5/1/98   2/23/01  -23.75%    N/A   -4.99%   -21.53%  -23.78%    N/A   -5.01%   -21.56%
AIM V.I. Blue Chip Fund        12/29/99   2/23/01  -27.20%    N/A  -20.42%   -22.65%  -27.24%    N/A  -20.49%   -22.70%
AIM V.I. Premier Equity Fund     5/5/93   2/23/01  -31.24% -3.54%    6.35%   -22.78%  -31.30% -3.57%    6.34%   -22.86%
AIM V.I. Basic Value Fund
  (Series II Shares)            9/10/01    5/1/02  -23.50%    N/A  -17.22%   -24.18%  -23.52%    N/A  -17.25%   -24.20%
AIM V.I. Capital Development
  Fund (Series II Shares)        5/1/98    5/1/02  -22.73%    N/A   -2.88%   -25.89%  -22.74%    N/A   -2.89%   -25.90%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income
  Portfolio                     1/14/91   2/23/01  -23.36%  2.02%    9.42%   -14.25%  -23.56%  1.96%    9.40%   -14.48%
Alliance Premier Growth
  Portfolio                     6/26/92   2/23/01  -31.82% -2.89%    7.54%   -23.76%  -31.88% -2.91%    7.54%   -23.84%
Alliance Technology Portfolio   1/11/96    5/1/02  -42.66% -1.94%    0.45%   -32.25%  -42.67% -1.94%    0.45%   -32.27%
AllianceBernstein Small Cap
  Value Portfolio                5/1/01    5/1/02   -7.75%    N/A    1.20%   -17.36%   -7.77%    N/A    1.18%   -17.38%
AllianceBernstein Value
  Portfolio                      5/1/01    5/1/02  -14.25%    N/A   -9.02%   -15.86%  -14.27%    N/A   -9.04%   -15.87%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Charter sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity
  Index Fund                    8/22/97   2/23/01  -22.70% -6.57%   -7.42%   -21.95%  -22.72% -6.59%   -7.44%   -21.98%
Deutsche VIT Small Cap Index
  Fund                          8/22/97   2/23/01  -21.70% -3.10%   -2.09%   -11.36%  -21.72% -3.12%   -2.10%   -11.39%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                    5/1/01    5/1/01   -1.10%    N/A   -0.45%    -0.45%   -1.17%    N/A   -0.54%    -0.54%
Eaton Vance VT Worldwide
  Health Sciences Fund           5/1/01    5/1/01  -30.81%    N/A  -12.84%   -12.84%  -30.86%    N/A  -12.90%   -12.90%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                     10/9/86    5/1/95  -18.11% -1.09%    8.26%     6.37%  -18.27% -1.26%    8.15%     6.24%
Fidelity VIP Growth Portfolio   10/9/86    5/1/95  -31.08% -1.75%    6.93%     5.95%  -31.18% -1.87%    6.82%     5.85%
Fidelity VIP High Income
  Portfolio                     9/19/85    5/1/95    1.99% -7.35%    2.02%    -0.31%    1.94% -7.52%    1.89%    -0.44%
Fidelity VIP II Contrafund
  Portfolio                      1/3/95   2/23/01  -10.62%  2.27%   10.72%    -8.51%  -10.65%  2.25%   10.71%    -8.55%
Fidelity VIP III Growth &
  Income Portfolio             12/31/96   2/23/01  -17.78% -0.66%    3.49%   -12.22%  -17.82% -0.67%    3.48%   -12.26%
Fidelity VIP III Mid Cap
  Portfolio                    12/28/98   2/23/01  -11.08%    N/A   14.08%    -4.36%  -11.16%    N/A   14.04%    -4.43%
Fidelity VIP III Value
  Strategies Portfolio          2/20/02    5/1/02      N/A    N/A  -21.46%   -25.14%      N/A    N/A  -21.47%   -25.16%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund         5/1/96    5/1/02  -26.45%  0.47%    4.47%   -18.06%  -26.46%  0.47%    4.47%   -18.08%
FT VIP Franklin Small Cap Fund  11/1/95   2/23/01  -29.68% -1.35%    4.86%   -20.93%  -29.72% -1.37%    4.85%   -20.98%
FT VIP Franklin Small Cap
  Value Securities Fund          5/1/98    5/1/02  -10.53%    N/A   -0.98%   -20.62%  -10.55%    N/A   -0.98%   -20.64%
FT VIP Mutual Shares
  Securities Fund               11/8/96   2/23/01  -13.05%  2.53%    5.12%    -6.43%  -13.24%  2.47%    5.05%    -6.63%
FT VIP Templeton Foreign
  Securities Fund                5/1/92    5/1/02  -19.70% -3.49%    6.27%   -21.54%  -19.71% -3.49%    6.27%   -21.55%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund       8/25/97   2/23/01  -32.85% -4.77%   -3.96%   -29.52%  -32.88% -4.78%   -3.97%   -29.55%
INVESCO VIF Health Sciences
  Fund                          5/22/97   2/23/01  -25.51%  3.79%    5.05%   -15.12%  -25.54%  3.78%    5.04%   -15.15%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Charter sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT CHARTER (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth
  Portfolio                     9/13/93   2/23/01  -29.12% -3.72%    5.49%   -31.37%  -29.15% -3.74%    5.48%   -31.40%
Janus Aspen Growth Portfolio    9/13/93   2/23/01  -27.75% -2.51%    5.09%   -25.59%  -27.79% -2.53%    5.08%   -25.64%
Janus Aspen Growth and Income
  Portfolio                      5/1/98   2/23/01  -22.87%    N/A    2.59%   -17.48%  -22.89%    N/A    2.57%   -17.51%
Janus Aspen International
  Growth Portfolio               5/2/94   2/23/01  -26.80% -1.64%    6.53%   -23.89%  -26.84% -1.65%    6.52%   -23.93%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series        5/1/00    5/1/02  -44.14%    N/A  -26.70%   -29.00%  -44.16%    N/A  -26.72%   -29.02%
MFS New Discovery Series         5/1/98    5/1/02  -32.79%    N/A    0.92%   -25.28%  -32.81%    N/A    0.92%   -25.29%
MFS Total Return Series          1/3/95    5/1/02   -6.73%  3.30%    8.92%    -8.21%   -6.75%  3.30%    8.91%    -8.23%
MFS Utilities Series             1/3/95    5/1/02  -24.00% -2.25%    7.45%   -16.30%  -24.02% -2.26%    7.45%   -16.32%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85    5/1/02  -28.04%  0.65%    8.37%   -21.49%  -28.06%  0.65%    8.37%   -21.50%
Oppenheimer Global Securities
  Fund/VA                      11/12/90    5/1/02  -23.48%  3.68%   10.09%   -23.02%  -23.50%  3.68%   10.09%   -23.04%
Oppenheimer High Income
  Fund/VA                       4/30/86    5/1/02   -3.99% -1.58%    4.95%    -5.36%   -4.01% -1.58%    4.95%    -5.38%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95    5/1/02  -20.15% -4.82%    6.42%   -19.51%  -20.17% -4.82%    6.41%   -19.52%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87    5/1/02  -11.88%  1.38%    6.31%   -10.29%  -11.90%  1.38%    6.31%   -10.31%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio     10/31/97    5/1/01  -20.38% -0.35%    0.64%   -18.17%  -20.41% -1.73%   -0.69%   -18.21%
Pioneer Real Estate Shares
  VCT Portfolio                  3/1/95    5/1/01    0.84%  0.52%    8.42%     4.97%    0.78%  0.49%    8.41%     4.90%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                      5/3/99   2/23/01  -36.43%    N/A  -13.94%   -31.93%  -36.45%    N/A  -13.96%   -31.97%
SVS Dreman Financial Services
  Portfolio                      5/4/98   2/23/01   -9.79%    N/A   -0.83%    -5.03%   -9.84%    N/A   -0.86%    -5.08%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio               3/31/94    5/1/95  -19.44% -5.55%   -0.54%    -1.09%  -19.56% -5.70%   -0.69%    -1.23%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Charter sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Reward sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge               With Surrender Charge
                                                                     and Contract Fee                   and Contract Fee*
                                                                             10 Years                            10 Years
                                              Sub-                 10 Years   or Life                  10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85    5/1/02  -24.49% -3.69%    5.13%   -18.59%  -29.95%  -4.95%    5.13%   -24.48%
AIT Equity Index Fund           9/28/90   10/6/00  -23.31% -2.15%    7.40%   -19.06%  -28.92%  -3.45%    7.40%   -21.83%
AIT Government Bond Fund        8/26/91    5/1/02    7.76%  5.42%    4.96%     6.82%   -0.04%   4.18%    4.96%    -0.91%
AIT Money Market Fund           4/29/85   10/8/92    0.24%  3.13%    3.20%     3.20%   -7.14%   0.97%    0.99%     0.99%
AIT Select Aggressive Growth
  Fund                          8/21/92    9/8/92  -29.86% -9.68%    2.00%     2.00%  -35.06% -11.62%    0.45%     0.45%
AIT Select Capital
  Appreciation Fund             4/28/95   4/28/95  -22.70%  1.96%    8.28%     8.29%  -28.42%  -0.14%    6.91%     6.94%
AIT Select Emerging Markets
  Fund                          2/20/98   2/20/98  -11.92%    N/A   -9.38%    -9.38%  -18.39%     N/A  -10.79%   -10.79%
AIT Select Growth Fund          8/21/92    9/8/92  -28.61% -5.99%    3.35%     3.35%  -33.82%  -7.23%    3.35%     3.35%
AIT Select Growth and Income
  Fund                          8/21/92    9/8/92  -26.35% -5.45%    4.26%     4.26%  -31.81%  -7.43%    2.61%     2.61%
AIT Select International
  Equity Fund                    5/2/94    5/3/94  -20.50% -3.81%    1.66%     1.66%  -26.40%  -5.80%    0.06%     0.06%
AIT Select Investment Grade
  Income Fund                   4/29/85    9/8/92    6.62%  4.95%    5.16%     5.16%   -1.26%   2.78%    3.06%     3.06%
AIT Select Strategic Growth
  Fund                          2/20/98   2/20/98  -47.13%    N/A  -24.67%   -24.67%  -51.05%     N/A  -25.90%   -25.90%
AIT Select Strategic Income
  Fund                           7/3/00   10/6/00    7.39%    N/A    7.17%     7.69%   -0.43%     N/A    3.98%     4.08%
AIT Select Value Opportunity
  Fund                          4/30/93   2/20/98  -17.49%  2.75%    8.64%     1.89%  -23.60%   0.56%    7.10%     0.32%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                           5/1/98   10/6/00  -23.75%    N/A   -4.99%   -26.80%  -29.30%     N/A   -6.35%   -29.29%
AIM V.I. Blue Chip Fund        12/29/99   10/6/00  -27.20%    N/A  -20.42%   -26.08%  -32.50%     N/A  -22.44%   -28.60%
AIM V.I. Premier Equity Fund     5/5/93   10/6/00  -31.24% -3.55%    6.35%   -23.13%  -36.26%  -4.83%    6.34%   -25.76%
AIM V.I. Basic Value Fund
  (Series II Shares)            9/10/01    5/1/02  -23.50%    N/A  -17.22%   -24.18%  -29.03%     N/A  -21.85%   -29.66%
AIM V.I. Capital Development
  Fund (Series II Shares)        5/1/98    5/1/02  -22.72%    N/A   -2.88%   -25.88%  -28.31%     N/A   -4.24%   -31.24%

Alliance Variable Products Series Fund, Inc.
Alliance Premier Growth
  Portfolio                     6/26/92  10/15/99  -31.62% -2.60%    7.92%   -16.16%  -36.78%  -4.51%    6.38%   -18.48%
Alliance Growth and Income
  Portfolio (Class B)           1/14/91   10/6/00  -23.35%  2.02%    9.42%   -10.39%  -29.02%   0.65%    9.41%   -13.51%
Alliance Technology Portfolio
  (Class B)                     1/11/96    5/1/02  -31.62% -2.60%    7.92%   -16.16%  -36.78%  -4.51%    6.38%   -18.48%
AllianceBernstein Small Cap
  Value Portfolio (Class B)      5/1/01    5/1/02   -7.75%    N/A    1.20%   -17.36%  -14.42%     N/A   -3.25%   -23.33%
AllianceBernstein Value
  Portfolio (Class B)            5/1/01    5/1/02  -14.25%    N/A   -9.02%   -15.86%  -20.45%     N/A  -13.02%   -21.94%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Reward sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Reward sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                              Without Surrender Charge
                                                                                      and Contract Fee
                                                                                              10 Years
                                                               Sub-                 10 Years   or Life
                                                     Fund   Account                  or Life   of Sub-
                                                Inception Inception       1      5   of Fund   Account       1
Sub-Accounts                                         Date      Date    Year  Years (if less) (if less)    Year
---------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity
  Index Fund                                     8/22/97   10/6/00  -22.70% -6.57%   -7.42%   -23.20%  -28.29%
Deutsche VIT Small Cap Index
  Fund                                           8/22/97   10/6/00  -21.70% -3.11%   -2.09%   -10.77%  -27.37%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                                     5/1/01    5/1/01   -1.10%    N/A   -0.45%    -0.45%   -8.26%
Eaton Vance VT Worldwide
  Health Sciences Fund                            5/1/01    5/1/01  -30.81%    N/A  -12.84%   -12.84%  -35.83%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                                      10/9/86    5/1/95  -18.11% -1.09%    8.26%     6.37%  -24.24%
Fidelity VIP Growth Portfolio                    10/9/86    5/1/95  -31.08% -1.75%    6.93%     5.95%  -36.25%
Fidelity VIP High Income
  Portfolio                                      9/19/85    5/1/95    2.00% -7.35%    2.02%    -0.31%   -5.50%
Fidelity VIP II Contrafund
  Portfolio                                       1/3/95   10/6/00  -10.62%  2.27%   10.72%   -12.24%  -17.12%
Fidelity VIP III Growth &
  Income Portfolio                              12/31/96   10/6/00  -17.78% -0.66%    3.49%   -13.57%  -23.75%
Fidelity VIP III Mid Cap
  Portfolio                                     12/28/98   10/6/00  -11.08%    N/A   14.08%    -5.21%  -17.57%
Fidelity VIP III Value
  Strategies Portfolio                           2/20/02    5/1/02      N/A    N/A  -21.46%   -25.14%      N/A

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund                          5/1/96    5/1/02  -26.45%  0.47%    4.47%   -18.07%  -31.76%
FT VIP Franklin Small Cap Fund                   11/1/95   10/6/00  -29.68% -1.35%    4.86%   -26.23%  -34.81%
FT VIP Franklin Small Cap Value Securities Fund   5/1/98    5/1/02  -10.53%    N/A   -0.97%   -20.61%  -17.00%
FT VIP Mutual Shares
  Securities Fund                                11/8/96   10/6/00  -13.05%  2.53%    5.12%    -1.16%  -19.38%
FT VIP Templeton Foreign
  Securities Fund                                 5/1/92    5/1/02  -19.69% -3.49%    6.27%   -21.53%  -25.50%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                        8/25/97   10/6/00  -32.85% -4.77%   -3.95%   -34.96%  -37.72%
INVESCO VIF Health Sciences
  Fund                                           5/22/97   10/6/00  -25.51%  3.79%    5.05%   -16.84%  -30.93%

                                                                          With
                                                                     Surrender
                                                                    Charge and
                                                                  Contract Fee*
                                                                      10 Years
                                                         10 Years      or Life
                                                          or Life       of Sub-
                                                     5    of Fund      Account
Sub-Accounts                                     Years   (if less)    (if less)
--------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity
  Index Fund                                    -7.80%      -8.40%      -25.75%
Deutsche VIT Small Cap Index
  Fund                                          -4.38%      -3.13%      -13.73%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                                      N/A      -4.85%       -4.85%
Eaton Vance VT Worldwide
  Health Sciences Fund                             N/A     -16.70%      -16.70%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                                     -3.18%       6.76%        4.93%
Fidelity VIP Growth Portfolio                   -3.69%       5.40%        4.55%
Fidelity VIP High Income
  Portfolio                                     -9.42%       0.33%       -1.90%
Fidelity VIP II Contrafund
  Portfolio                                      0.91%      10.49%      -15.20%
Fidelity VIP III Growth &
  Income Portfolio                              -1.97%       2.55%      -16.47%
Fidelity VIP III Mid Cap
  Portfolio                                        N/A      12.77%       -8.42%
Fidelity VIP III Value
  Strategies Portfolio                             N/A     -27.13%      -30.55%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund                        -0.84%       3.82%      -23.99%
FT VIP Franklin Small Cap Fund                  -2.66%       4.48%      -28.74%
FT VIP Franklin Small Cap Value Securities Fund    N/A      -2.36%      -26.35%
FT VIP Mutual Shares
  Securities Fund                                1.17%       4.40%       -4.48%
FT VIP Templeton Foreign
  Securities Fund                               -4.75%       6.27%      -27.21%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                       -6.03%      -4.98%      -37.15%
INVESCO VIF Health Sciences
  Fund                                           2.45%       4.09%      -19.64%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Reward sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Reward sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth
  Portfolio                     9/13/93   10/6/00  -29.13% -3.72%    5.49%   -40.42%  -34.27% -4.99%    5.48%   -42.44%
Janus Aspen Growth Portfolio    9/13/93   10/6/00  -27.75% -2.51%    5.09%   -29.75%  -33.04% -3.81%    5.08%   -32.18%
Janus Aspen Growth and Income
  Portfolio                      5/1/98   10/6/00  -22.87%    N/A    2.58%   -20.40%  -28.47%    N/A    1.13%   -23.08%
Janus Aspen International
  Growth Portfolio               5/2/94   10/6/00  -26.80% -1.65%    6.52%   -27.75%  -32.12% -2.95%    6.40%   -30.19%

MFS Variable Insurance Trust (Service
Class)
MFS Mid Cap Growth Series        5/1/00    5/1/02  -44.14%    N/A  -26.70%   -29.00%  -48.18%    N/A  -28.73%   -34.13%
MFS New Discovery Series         5/1/98    5/1/02  -32.80%    N/A    0.92%   -25.28%  -37.65%    N/A   -0.49%   -30.68%
MFS Total Return Series          1/3/95    5/1/02   -6.73%  3.30%    8.92%    -8.21%  -13.47%  1.95%    8.67%   -14.84%
MFS Utilities Series             1/3/95    5/1/02  -24.01% -2.26%    7.45%   -16.32%  -29.50% -3.54%    7.18%   -22.36%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85    5/1/02  -28.04%  0.65%    8.37%   -21.48%  -33.24% -0.67%    8.37%   -27.16%
Oppenheimer Global Securities
  Fund/VA                      11/12/90    5/1/02  -23.48%  3.68%   10.09%   -23.02%  -29.01%  2.35%   10.09%   -28.58%
Oppenheimer High Income
  Fund/VA                       4/30/86    5/1/02   -3.99% -1.58%    4.95%    -5.36%  -10.93% -2.87%    4.95%   -12.20%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95    5/1/02  -20.15% -4.82%    6.42%   -19.51%  -25.92% -6.07%    6.10%   -25.32%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87    5/1/02  -11.88%  1.38%    6.31%   -10.29%  -18.25%  0.05%    6.31%   -16.78%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio     10/31/97    5/1/01  -20.38% -0.35%    0.65%   -18.17%  -26.15% -3.24%   -1.99%   -21.78%
Pioneer Real Estate Shares
  VCT Portfolio                  3/1/95    5/1/01    0.84%  0.52%    8.42%     4.97%   -6.46% -0.80%    8.16%     0.33%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                      5/3/99   10/6/00  -36.42%    N/A  -13.94%   -40.95%  -41.05%    N/A  -15.71%   -42.98%
SVS Dreman Financial Services
  Portfolio                      5/4/98   10/6/00   -9.79%    N/A   -0.83%    -2.87%  -16.33%    N/A   -2.24%    -6.10%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio               3/31/94    5/1/95  -19.44% -5.55%   -0.53%    -1.09%  -25.42% -7.51%   -2.19%    -2.71%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Reward sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (FAFLIC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Reward sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge               With Surrender Charge
                                                                     and Contract Fee                   and Contract Fee*
                                                                             10 Years                            10 Years
                                              Sub-                 10 Years   or Life                  10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85    5/1/02  -24.61% -3.83%    4.98%   -18.68%  -30.06%  -5.09%    4.98%   -24.56%
AIT Equity Index Fund           9/28/90   7/10/01  -23.42% -2.29%    7.24%   -18.30%  -29.07%  -4.93%    5.67%   -22.52%
AIT Government Bond Fund        8/26/91    5/1/02    7.59%  5.27%    4.80%     6.72%   -0.21%   4.01%    4.80%    -1.02%
AIT Money Market Fund           4/29/85   7/10/01    0.09%  2.99%    3.05%     0.56%   -7.31%  -0.17%    0.62%    -4.65%
AIT Select Aggressive Growth
  Fund                          8/21/92   7/10/01  -29.96% -9.80%    1.85%   -23.83%  -35.05% -12.38%    0.30%   -27.64%
AIT Select Capital
  Appreciation Fund             4/28/95   7/10/01  -22.82%  1.81%    8.13%   -13.93%  -28.42%  -0.96%    6.55%   -18.24%
AIT Select Emerging Markets
  Fund                          2/20/98   7/10/01  -12.06%    N/A   -9.51%    -8.36%  -18.45%     N/A  -11.95%   -12.95%
AIT Select Growth Fund          8/21/92   7/10/01  -28.72% -6.12%    3.18%   -24.73%  -33.98%  -8.56%    1.42%   -28.62%
AIT Select Growth and Income
  Fund                          8/21/92   7/10/01  -26.46% -5.58%    4.11%   -20.95%  -31.80%  -8.26%    2.45%   -24.90%
AIT Select International
  Equity Fund                    5/2/94   7/10/01  -20.62% -3.94%    1.51%   -17.62%  -26.47%  -6.59%   -0.26%   -21.86%
AIT Select Investment Grade
  Income Fund                   4/29/85   7/10/01    6.46%  4.79%    5.01%     6.55%   -1.42%   1.54%    2.71%     1.02%
AIT Select Strategic Growth
  Fund                          2/20/98   7/10/01  -47.21%    N/A  -24.77%   -40.59%  -51.04%     N/A  -26.72%   -43.56%
AIT Select Strategic Income
  Fund                           7/3/00   7/10/01    7.23%    N/A    7.04%     6.45%   -0.66%     N/A    3.74%     0.99%
AIT Select Value Opportunity
  Fund                          4/30/93   7/10/01  -17.62%  2.61%    8.49%    -9.33%  -23.63%  -0.53%    6.83%   -13.91%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                           5/1/98   7/10/01  -23.87%    N/A   -5.13%   -22.05%  -29.42%     N/A   -7.51%   -25.99%
AIM V.I. Blue Chip Fund        12/29/99   7/10/01  -27.31%    N/A  -20.54%   -22.04%  -32.61%     N/A  -23.46%   -25.98%
AIM V.I. Premier Equity Fund     5/5/93   7/10/01  -31.34% -3.69%    6.19%   -24.47%  -36.37%  -6.20%    4.85%   -28.31%
AIM V.I. Basic Value Fund
  (Series II Shares)            9/10/01    5/1/02  -23.62%    N/A  -17.35%   -24.26%  -29.15%     N/A  -21.97%   -29.74%
AIM V.I. Capital Development
  Fund (Series II Shares)        5/1/98    5/1/02  -22.84%    N/A   -3.02%   -25.96%  -28.42%     N/A   -4.38%   -31.31%

Alliance Variable Products Series Fund, Inc.
Alliance Premier Growth
  Portfolio                     6/26/92   7/10/01  -31.72% -2.96%    7.42%   -24.10%  -36.82%  -5.39%    5.94%   -28.11%
Alliance Growth and Income
  Portfolio (Class B)           1/14/91   7/10/01  -23.47%  1.87%    9.25%   -18.39%  -29.18%  -0.96%    7.62%   -22.70%
Alliance Technology Portfolio
  (Class B)                     1/11/96    5/1/02  -31.72% -2.96%    7.42%   -24.10%  -36.82%  -5.39%    5.94%   -28.11%
AllianceBernstein Small Cap
  Value Portfolio (Class B)      5/1/01    5/1/02   -7.89%    N/A    1.05%   -17.45%  -14.55%     N/A   -3.40%   -23.41%
AllianceBernstein Value
  Portfolio (Class B)            5/1/01    5/1/02  -14.38%    N/A   -9.15%   -15.94%  -20.57%     N/A  -13.15%   -22.02%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Reward sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Reward sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge               With Surrender Charge
                                                                     and Contract Fee                   and Contract Fee*
                                                                             10 Years                            10 Years
                                              Sub-                 10 Years   or Life                  10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity
  Index Fund                    8/22/97   7/10/01  -22.82% -6.71%   -7.55%   -20.51%  -28.40%  -9.25%   -9.94%   -24.46%
Deutsche VIT Small Cap Index
  Fund                          8/22/97   7/10/01  -21.82% -3.25%   -2.23%   -14.08%  -27.48%  -6.21%   -4.93%   -18.35%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                    5/1/01   7/10/01   -1.25%    N/A   -0.87%    -0.88%   -8.44%     N/A   -5.30%    -5.86%
Eaton Vance VT Worldwide
  Health Sciences Fund           5/1/01   7/10/01  -30.92%    N/A  -13.08%   -14.53%  -35.96%     N/A  -16.96%   -18.84%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
  Portfolio                     10/9/86   7/10/01  -18.23% -1.22%    8.11%   -14.03%  -24.32%  -4.15%    6.58%   -18.54%
Fidelity VIP Growth Portfolio   10/9/86   7/10/01  -31.19% -1.89%    6.78%   -24.48%  -36.24%  -4.33%    5.30%   -28.34%
Fidelity VIP High Income
  Portfolio                     9/19/85   7/10/01    1.84% -7.48%    1.88%    -2.63%   -5.60% -10.67%    0.01%    -7.58%
Fidelity VIP II Contrafund
  Portfolio                      1/3/95   7/10/01  -10.76%  2.12%   10.55%    -8.41%  -17.26%  -0.56%    9.22%   -13.02%
Fidelity VIP III Growth &
  Income Portfolio             12/31/96   7/10/01  -17.91% -0.81%    3.34%   -12.54%  -23.86%  -3.49%    0.99%   -16.91%
Fidelity VIP III Mid Cap
  Portfolio                    12/28/98   7/10/01  -11.22%    N/A   13.91%    -5.37%  -17.70%     N/A   11.53%   -10.15%
Fidelity VIP III Value
  Strategies Portfolio          2/20/02    5/1/02      N/A    N/A  -21.56%   -25.22%      N/A     N/A  -27.23%   -30.62%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund         5/1/96    5/1/02  -26.56%  0.33%    4.32%   -18.15%  -31.86%  -0.99%    3.66%   -24.06%
FT VIP Franklin Small Cap Fund  11/1/95   7/10/01  -29.79% -1.50%    4.71%   -20.33%  -34.93%  -4.12%    2.85%   -24.38%
FT VIP Franklin Small Cap
  Value Securities Fund          5/1/98    5/1/02  -10.67%    N/A   -1.12%   -20.70%  -17.13%     N/A   -2.51%   -26.43%
FT VIP Mutual Shares
  Securities Fund               11/8/96   7/10/01  -13.18%  2.38%    4.96%   -11.37%  -19.50%  -0.67%    2.47%   -15.83%
FT VIP Templeton Foreign
  Securities Fund                5/1/92    5/1/02  -19.82% -3.63%    6.11%   -21.61%  -25.62%  -4.90%    6.11%   -27.28%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund       8/25/97   7/10/01  -32.96% -4.91%   -4.10%   -27.04%  -37.82%  -7.32%   -6.35%   -30.68%
INVESCO VIF Health Sciences
  Fund                          5/22/97   7/10/01  -25.63%  3.63%    4.89%   -16.52%  -31.03%   1.05%    2.65%   -20.69%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Reward sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT REWARD (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Reward sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth
  Portfolio                     9/13/93   7/10/01  -29.23% -3.86%    5.33%   -27.60%  -34.36% -6.07%    4.07%   -31.20%
Janus Aspen Growth Portfolio    9/13/93   7/10/01  -27.86% -2.65%    4.94%   -25.52%  -33.16% -5.07%    3.41%   -29.35%
Janus Aspen Growth and Income
  Portfolio                      5/1/98   7/10/01  -22.98%    N/A    2.43%   -18.69%  -28.58%    N/A    0.17%   -22.76%
Janus Aspen International
  Growth Portfolio               5/2/94   7/10/01  -26.91% -1.76%    6.38%   -22.54%  -32.21% -4.23%    4.91%   -26.41%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series        5/1/00    5/1/02  -44.22%    N/A  -26.81%   -29.07%  -48.26%    N/A  -28.84%   -34.20%
MFS New Discovery Series         5/1/98    5/1/02  -32.89%    N/A    0.77%   -25.35%  -37.74%    N/A   -0.64%   -30.75%
MFS Total Return Series          1/3/95    5/1/02   -6.87%  3.15%    8.75%    -8.30%  -13.60%  1.80%    8.51%   -14.93%
MFS Utilities Series             1/3/95    5/1/02  -24.11% -2.40%    7.29%   -16.39%  -29.60% -3.68%    7.02%   -22.43%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85    5/1/02  -28.15%  0.50%    8.21%   -21.57%  -33.34% -0.81%    8.21%   -27.23%
Oppenheimer Global Securities
  Fund/VA                      11/12/90    5/1/02  -23.60%  3.53%    9.92%   -23.10%  -29.12%  2.19%    9.92%   -28.66%
Oppenheimer High Income
  Fund/VA                       4/30/86    5/1/02   -4.13% -1.73%    4.79%    -5.46%  -11.07% -3.01%    4.79%   -12.30%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95    5/1/02  -20.27% -4.96%    6.26%   -19.59%  -26.03% -6.20%    5.94%   -25.40%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87    5/1/02  -12.01%  1.23%    6.15%   -10.38%  -18.37% -0.10%    6.15%   -16.86%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio     10/31/97   7/10/01  -20.51% -0.50%    0.50%   -16.36%  -26.27% -3.16%   -1.92%   -20.52%
Pioneer Real Estate Shares
  VCT Portfolio                  3/1/95   7/10/01    0.69%  0.37%    8.26%     2.11%   -6.62% -3.22%    6.44%    -2.99%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                      5/3/99   7/10/01  -36.52%    N/A  -14.06%   -28.81%  -41.13%    N/A  -16.20%   -32.37%
SVS Dreman Financial Services
  Portfolio                      5/4/98   7/10/01   -9.93%    N/A   -0.98%    -8.06%  -16.46%    N/A   -3.72%   -12.64%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio               3/31/94   7/10/01  -19.56% -5.68%   -0.67%   -16.24%  -25.49% -8.32%   -2.52%   -20.56%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Reward sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT ACCLAIM (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge               With Surrender Charge
                                                                     and Contract Fee                   and Contract Fee*
                                                                             10 Years                            10 Years
                                              Sub-                 10 Years   or Life                  10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85    5/1/02  -24.46% -3.64%    5.18%   -18.57%  -29.78%  -4.51%    5.18%   -24.31%
AIT Equity Index Fund           9/28/90  11/20/00  -23.27% -2.10%    7.46%   -18.15%  -28.81%  -3.06%    7.40%   -20.77%
AIT Government Bond Fund        8/26/91    5/1/02    7.81%  5.48%    5.01%     6.86%    0.21%   4.65%    5.01%    -0.68%
AIT Money Market Fund           4/29/85  11/20/00    0.29%  3.19%    3.26%     1.77%   -6.91%   2.19%    3.17%    -1.45%
AIT Select Aggressive Growth
  Fund                          8/21/92  11/20/00  -29.82% -9.63%    2.05%   -25.86%  -34.80% -10.51%    2.00%   -28.17%
AIT Select Capital
  Appreciation Fund             4/28/95  11/20/00  -22.66%  2.02%    8.34%   -11.11%  -28.16%   1.03%    8.13%   -13.87%
AIT Select Emerging Markets
  Fund                          2/20/98  11/20/00  -11.88%    N/A   -9.33%   -13.27%  -18.15%     N/A  -10.27%   -15.97%
AIT Select Growth Fund          8/21/92  11/20/00  -28.58% -5.94%    3.38%   -26.99%  -33.72%  -6.85%    3.32%   -29.33%
AIT Select Growth and Income
  Fund                          8/21/92  11/20/00  -26.32% -5.39%    4.31%   -19.59%  -31.56%  -6.32%    4.25%   -22.10%
AIT Select International
  Equity Fund                    5/2/94  11/20/00  -20.46% -3.75%    1.71%   -19.18%  -26.19%  -4.71%    1.63%   -21.80%
AIT Select Investment Grade
  Income Fund                   4/29/85  11/20/00    6.68%  5.18%    5.62%     7.55%   -1.02%   4.22%    5.54%     4.18%
AIT Select Strategic Growth
  Fund                          2/20/98  11/20/00  -47.10%    N/A  -24.62%   -40.63%  -50.87%     N/A  -25.42%   -42.51%
AIT Select Strategic Income
  Fund                           7/3/00  11/20/00    7.45%    N/A    7.25%     7.54%   -0.22%     N/A    4.57%     4.31%
AIT Select Value Opportunity
  Fund                          4/30/93  11/20/00  -17.45%  2.81%    8.70%    -0.18%  -23.35%   1.81%    8.64%    -3.28%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
  Fund                           5/1/98  11/20/00  -23.71%    N/A   -4.94%   -25.30%  -29.16%     N/A   -5.93%   -27.64%
AIM V.I. Blue Chip Fund        12/29/99  11/20/00  -27.16%    N/A  -20.38%   -25.00%  -32.34%     N/A  -21.91%   -27.33%
AIM V.I. Premier Equity Fund     5/5/93  11/20/00  -31.20% -3.50%    6.40%   -22.05%  -36.11%  -4.43%    6.35%   -24.48%
AIM V.I. Basic Value Fund
  (Series II Shares)            9/10/01    5/1/02  -23.47%    N/A  -17.18%   -24.15%  -28.86%     N/A  -21.70%   -29.50%
AIM V.I. Capital Development
  Fund (Series II Shares)        5/1/98    5/1/02  -22.69%    N/A   -2.83%   -25.86%  -28.13%     N/A   -3.76%   -31.08%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income
  Portfolio                     1/14/91  11/20/00  -23.32%  2.07%    9.47%   -10.15%  -28.70%   1.03%    9.40%   -13.01%
Alliance Premier Growth
  Portfolio                     6/26/92  11/20/00  -31.78% -2.84%    7.60%   -25.29%  -36.77%  -3.82%    7.54%   -27.84%
Alliance Technology Portfolio   1/11/96    5/1/02  -42.63% -1.89%    0.50%   -32.23%  -46.67%  -2.77%    0.12%   -37.00%
AllianceBernstein Small Cap
  Value Portfolio                5/1/01    5/1/02   -7.71%    N/A    1.25%   -17.33%  -14.21%     N/A   -3.09%   -23.16%

AllianceBernstein Value
  Portfolio                      5/1/01    5/1/02  -14.21%    N/A   -8.97%   -15.83%  -20.25%     N/A  -12.87%   -21.76%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Acclaim sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an i nvestor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT ACCLAIM (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                              Without Surrender Charge
                                                                                      and Contract Fee
                                                                                              10 Years
                                                               Sub-                 10 Years   or Life
                                                     Fund   Account                  or Life   of Sub-
                                                Inception Inception       1      5   of Fund   Account       1
Sub-Accounts                                         Date      Date    Year  Years (if less) (if less)    Year
---------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity
  Index Fund                                     8/22/97  11/20/00  -22.66% -6.52%   -7.37%   -22.30%  -28.11%
Deutsche VIT Small Cap Index
  Fund                                           8/22/97  11/20/00  -21.66% -3.06%   -2.04%    -9.44%  -27.19%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                                     5/1/01    5/1/01   -1.04%    N/A   -0.40%    -0.40%   -8.03%
Eaton Vance VT Worldwide
  Health Sciences Fund                            5/1/01    5/1/01  -30.78%    N/A  -12.80%   -12.80%  -35.69%

Fidelity Variable Insurance Products Fund VIP, VIP II and VIP III (Service Class 2)
Fidelity VIP Equity-Income
  Portfolio                                      10/9/86  11/20/00  -18.27% -1.28%    8.05%   -10.16%  -24.23%
Fidelity VIP Growth Portfolio                    10/9/86  11/20/00  -31.24% -1.94%    6.72%   -25.44%  -36.18%
Fidelity VIP High Income
  Portfolio                                      9/19/85  11/20/00    1.90% -7.52%    1.83%    -7.27%   -5.36%
Fidelity VIP II Contrafund
  Portfolio                                       1/3/95  11/20/00  -10.83%  2.06%   10.49%   -11.02%  -17.17%
Fidelity VIP III Growth &
  Income Portfolio                              12/31/96  11/20/00  -17.97% -0.86%    3.28%   -13.69%  -23.78%
Fidelity VIP III Mid Cap
  Portfolio                                     12/28/98  11/20/00  -11.24%    N/A   13.85%    -4.60%  -17.47%
Fidelity VIP III Value
  Strategies Portfolio                           2/20/02    5/1/02      N/A    N/A  -21.42%   -25.12%      N/A

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund                          5/1/96    5/1/02  -26.41%  0.52%    4.53%   -18.04%  -31.59%
FT VIP Franklin Small Cap Fund                   11/1/95  11/20/00  -29.65% -1.30%    4.91%   -23.25%  -34.66%
FT VIP Franklin Small Cap Value Securities Fund   5/1/98    5/1/02  -10.48%    N/A   -0.93%   -20.59%  -16.79%
FT VIP Mutual Shares
  Securities Fund                                11/8/96  11/20/00  -13.00%  2.58%    5.17%    -1.37%  -19.07%
FT VIP Templeton Foreign
  Securities Fund                                 5/1/92    5/1/02  -19.65% -3.44%    6.32%   -21.51%  -25.32%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                        8/25/97  11/20/00  -32.82% -4.72%   -3.91%   -31.64%  -37.57%
INVESCO VIF Health Sciences
  Fund                                           5/22/97  11/20/00  -25.47%  3.84%    5.10%   -15.78%  -30.77%

                                                                          With
                                                                     Surrender
                                                                    Charge and
                                                                  Contract Fee*
                                                                      10 Years
                                                         10 Years      or Life
                                                          or Life      of Sub-
                                                     5    of Fund      Account
Sub-Accounts                                     Years   (if less)    (if less)
--------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity
  Index Fund                                    -7.40%      -8.04%      -24.62%
Deutsche VIT Small Cap Index
  Fund                                          -3.99%      -2.75%      -12.16%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                                      N/A      -4.69%       -4.69%
Eaton Vance VT Worldwide
  Health Sciences Fund                             N/A     -16.57%      -16.57%

Fidelity Variable Insurance Products Fund VIP, VIP II and VIP III (Service Class 2)
Fidelity VIP Equity-Income
  Portfolio                                     -2.29%       7.11%      -13.12%
Fidelity VIP Growth Portfolio                   -2.91%       6.66%      -27.89%
Fidelity VIP High Income
  Portfolio                                     -8.47%       1.75%      -10.19%
Fidelity VIP II Contrafund
  Portfolio                                      1.08%      10.32%      -13.77%
Fidelity VIP III Growth &
  Income Portfolio                              -1.81%       2.65%      -16.31%
Fidelity VIP III Mid Cap
  Portfolio                                        N/A      12.92%       -7.53%
Fidelity VIP III Value
  Strategies Portfolio                             N/A     -26.96%      -30.39%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap
  Growth Securities Fund                        -0.38%       4.17%      -23.81%
FT VIP Franklin Small Cap Fund                  -2.25%       4.64%      -25.62%
FT VIP Franklin Small Cap Value Securities Fund    N/A      -1.88%      -26.18%
FT VIP Mutual Shares
  Securities Fund                                1.59%       4.71%       -4.37%
FT VIP Templeton Foreign
  Securities Fund                               -4.31%       6.32%      -27.04%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                       -5.63%      -4.61%      -33.73%
INVESCO VIF Health Sciences
  Fund                                           2.90%       4.46%      -18.38%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Acclaim sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT ACCLAIM (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge              With Surrender Charge
                                                                     and Contract Fee                  and Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth
  Portfolio                     9/13/93  11/20/00  -29.09% -3.68%    5.54%   -35.58%  -34.12% -4.59%    5.49%   -37.58%
Janus Aspen Growth Portfolio    9/13/93  11/20/00  -27.71% -2.46%    5.14%   -27.80%  -32.92% -3.41%    5.07%   -30.15%
Janus Aspen Growth and Income
  Portfolio                      5/1/98  11/20/00  -22.83%    N/A    2.63%   -18.59%  -28.30%    N/A    1.60%   -21.08%
Janus Aspen International
  Growth Portfolio               5/2/94  11/20/00  -26.76% -1.60%    6.58%   -25.76%  -31.97% -2.54%    6.52%   -28.07%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series        5/1/00    5/1/02  -44.11%    N/A  -26.67%   -28.98%  -48.05%    N/A  -28.40%   -33.98%
MFS New Discovery Series         5/1/98    5/1/02  -32.76%    N/A    0.97%   -25.25%  -37.50%    N/A    0.00%   -30.52%
MFS Total Return Series          1/3/95    5/1/02   -6.68%  3.35%    8.97%    -8.18%  -13.26%  2.46%    8.83%   -14.65%
MFS Utilities Series             1/3/95    5/1/02  -23.96% -2.21%    7.51%   -16.28%  -29.32% -3.08%    7.35%   -22.17%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA           4/3/85    5/1/02  -28.00%  0.70%    8.42%   -21.46%  -33.07% -0.20%    8.42%   -26.99%
Oppenheimer Global Securities
  Fund/VA                      11/12/90    5/1/02  -23.45%  3.73%   10.14%   -22.99%  -28.84%  2.85%   10.14%   -28.42%
Oppenheimer High Income
  Fund/VA                       4/30/86    5/1/02   -3.94% -1.53%    5.00%    -5.33%  -10.71% -2.42%    5.00%   -12.00%
Oppenheimer Main Street
  Growth & Income Fund/VA        7/5/95    5/1/02  -20.11% -4.77%    6.47%   -19.48%  -25.74% -5.63%    6.29%   -25.15%
Oppenheimer Multiple
  Strategies Fund/VA             2/9/87    5/1/02  -11.84%  1.43%    6.36%   -10.27%  -18.05%  0.52%    6.36%   -16.58%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio     10/31/97    5/1/01  -20.34% -0.30%    0.70%   -18.13%  -25.99% -2.79%   -1.55%   -21.68%
Pioneer Real Estate Shares
  VCT Portfolio                  3/1/95    5/1/01    0.89%  0.57%    8.48%     5.02%   -6.24% -0.34%    8.33%     0.49%

Scudder Variable Series II
Scudder Technology Growth
  Portfolio                      5/3/99  11/20/00  -36.39%    N/A  -13.89%   -37.64%  -40.90%    N/A  -15.22%   -39.59%
SVS Dreman Financial Services
  Portfolio                      5/4/98  11/20/00   -9.75%    N/A   -0.78%    -2.24%  -16.13%    N/A   -1.80%    -5.18%

T. Rowe Price International Series, Inc.
T. Rowe Price International
  Stock Portfolio               3/31/94  11/20/00  -19.40% -5.49%   -0.47%   -19.88%  -25.22% -6.45%   -0.57%   -22.51%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Acclaim sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Select representative or call 1-800-366-1492.

    Allmerica Select Variable Products are issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company
      in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.










                           [ALLMERICA FINANCIAL LOGO]

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
  First Allmerica Financial Life Insurance Company . Allmerica Financial Life
              Insurance and Annuity Company (all states except NY)
          Allmerica Trust Company, N.A. . VeraVest Investments, Inc. .
         VeraVest Investment Advisors, Inc. . Financial Profiles, Inc.
   The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance
              Insurance Company . Allmerica Asset Management, Inc.
 Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of
                       America . Citizens Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653


AS-735 (12/02)

Annual Reports dated December 31, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account (File No. 811-6632) and First Allmerica Financial Life Insurance and Annuity Company, Allmerica Select Separate Account (File No. 811-8116), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 19, 2003. Accession number
0000950109-03-000642.